DEBT - Aggregate future maturities (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Total maturities, principal amount
2019	$ 7,888
2020	5,692
2021	4,207
2022	9,995
2023	3,572
Thereafter	21,340
Total debt, principal amount	52,694	$ 50,356
Associated carrying value adjustments
2019	(14)
2020	(32)
2021	(8)
2022	(192)
2023	(30)
Thereafter	(547)
Total	(823)
Total maturities, carrying value amount
2019	7,874
2020	5,660
2021	4,199
2022	9,803
2023	3,542
Thereafter	20,793
Total debt, carrying value	51,871	$ 49,390
Unsecured Notes and Debentures
Total maturities, principal amount
2019	1,541
2020	4,245
2021	371
2022	7,888
2023	63
Thereafter	16,487
Total debt, principal amount	30,595
Unsecured Notes and Debentures
Total maturities, principal amount
2019	500
2020	600
2021	0
2022	400
2023	0
Thereafter	952
Total debt, principal amount	2,452
Senior Notes and EMC Notes
Total maturities, principal amount
2019	2,500
2020	0
2021	2,000
2022	1,625
2023	0
Thereafter	2,625
Total debt, principal amount	8,750
VMware Notes
Total maturities, principal amount
2019	0
2020	0
2021	1,250
2022	0
2023	1,500
Thereafter	1,250
Total debt, principal amount	4,000
DFS Debt
Total maturities, principal amount
2019	3,328
2020	847
2021	530
2022	82
2023	9
Thereafter	0
Total debt, principal amount	4,796
Margin Loan Facility
Total maturities, principal amount
2019	0
2020	0
2021	0
2022	0
2023	2,000
Thereafter	0
Total debt, principal amount	2,000
Other
Total maturities, principal amount
2019	19
2020	0
2021	56
2022	0
2023	0
Thereafter	26
Total debt, principal amount	$ 101